Acquisitions - Proforma (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Acquisition, Pro Forma Revenue	$ 217,773	$ 42,755
Business Acquisition, Pro Forma Net Income (Loss)	$ 33,374	$ (395,010)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 2.07	$ (23.25)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 2.05	$ (23.25)